Borrowings	12 Months Ended
Mar. 31, 2019
Borrowings.
Borrowings

32.  Borrowings

	March 31,
	Term	2018	2019
Current
Finance lease liabilities	Less than 1 year	4,920	3,071
Vehicle loan	Less than 1 year	14,310	15,653
Secured loan from banks/NBFC's**	Less than 1 year	472,630	335,751
Bank overdraft	On demand	—	797,343
Total		491,860	1,151,818
Non-Current
Finance lease liabilities	More than 1 year	3,992	1,032
Vehicle loan	More than 1 year	31,813	23,555
Secured loan from banks/NBFC's**	More than 1 year	324,164	—
Total		359,969	24,587

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2018	2019
Secured bank loans/NBFC's**	INR	14.75%	2019-2020	400,116	161,120
Bank overdraft	INR	Floating rate*	On demand	—	797,343
Vehicle loan	INR	8 - 10%	2017-2022	46,123	39,208
Finance lease liabilities	SGD	2.99% to 3.18%	2019-2021	8,912	4,103
Secured bank loans	USD	9.0%	2019-2020	396,678	174,631
				851,829	1,176,405

* 6M MCLR + spread

** Non-Banking Financial Company

Bank overdrafts

The overdraft facility of INR 800,000 is taken from ICICI bank by the Group. The facility is secured by the fixed deposits and first pari passu charge by way of hypothecation of all fixed assets and current assets, both existing and future, including intellectual property and intellectual property rights.

The overdraft facility of INR 450 is taken from the Canara bank by the Group. The facility is secured by the fixed deposits.

Secured loan - InnoVen capital

During the financial year ending March 31, 2018, the Company had taken a  loan amounting to INR 1,034,448 (USD 7.8 million and INR 495 million) that carries an interest of 9% per annum on loan taken outside India and an interest of 14.75% on loan taken in India.  The Group received the amount in two tranches of INR 665,800 (USD 5 million and INR 320 million) and INR 368,648 (USD 2.8 million and INR 175 million). The loan is repayable in 26 and 23 monthly installments of INR 13,300 (USD 0.2 million) and INR 8,419 (USD 0.12 million) respectively each along with interest for the loan taken outside India.  For the borrowing in India the loan is repayable in 26 and 23 monthly installments of INR 12,308 and INR 7,609 respectively each along with interest. Pursuant to the loan, the Company has also issued 154,000 warrants to Innoven for them to be subscribed to equivalent number of shares at an exercise price of $12 per share up to September 2022 (refer Warrants section below). The loan is secured by pledge of all existing and future, current and non-current assets, including any intellectual property and intellectual property rights of the group and by the pledge of shares held by Yatra India in ATB. As on July 4, 2019, the pledge on these shares has been released against a fixed deposit of INR 50 million.

Warrants – Macquarie

In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company's ordinay shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

Warrants – Innoven

During the previous year, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted for on the same basis.

Warrants give the holder the right to purchase ordinary shares from the Company at a specific price within a certain time frame. The details of the warrants issued is as follows:

	Number
	of			Expiration
	shares	Date of issue	Exercise price	date
Macquarie Corporate Holdings Pty Limited - Ordinary shares*	46,458	24-Jul-15	INR 1860.40 ($26.90)	24-Jul-23
Innoven Capital - Ordinary shares	154,000	12-Sep-17	INR 829.92 ($12)	12-Sep-22

*    On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a reverse 5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Refer to Note 7 (considered derivative instruments) and Note 30 (considered equity), for movement in warrants during the year.

Vehicle loan

This includes the vehicles taken on loan by the company. Refer to Note 19.

Finance lease liabilities

Finance lease liabilities include the vehicles taken on finance lease by the company. Refer to Note 19.